Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended Securities Act File No. 333-141120

POLEN U.S. SMALL COMPANY GROWTH FUND

Investor Class

Institutional Class

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated June 29, 2018 to the Prospectus of the Polen U.S. Small Company Growth Fund (the “Fund”) dated October 31, 2017.

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such Prospectus.

The Board of Trustees of the Trust, on the recommendation of the Fund’s investment adviser, has approved a change in the definition of “small companies” in which the Fund invests. Accordingly, effective immediately, the Prospectus is revised as follows:

The first paragraph in the section entitled “Summary of Principal Investment Strategies,” on page 2 of the Prospectus, is deleted in its entirety and replaced with the following:

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of May 31, 2018, the weighted average market capitalization of the Fund’s holdings was approximately $4 billion.

The second sentence of the second paragraph in the section entitled “Additional Information About the Fund’s Investment Strategies,” on page 5 of the Prospectus, is deleted in its entirety and replaced with the following:

This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

POLEN U.S. SMALL COMPANY GROWTH FUND

Investor Class

Institutional Class

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated June 29, 2018 to the Statement of Additional Information (“SAI”) of the Polen U.S. Small Company Growth Fund (the “Fund”) dated October 31, 2017.

The information in this supplement updates and amends certain information contained in the SAI for the Fund and should be read in conjunction with such SAI.

The Board of Trustees of the Trust, on the recommendation of the Fund’s investment adviser, has approved a change in the definition of “small companies” in which the Fund invests. Accordingly, effective immediately, the SAI is revised as follows:

The fifth sentence of the first paragraph in the section entitled “Investment Policies,” on page 1 of the SAI, is deleted in its entirety and replaced with the following:

This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE